Leasehold Improvement, Furniture and Equipment, Net (Tables) (Zhongdehui (SZ) Development Co., Ltd)	6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2018	Dec. 31, 2019	Dec. 31, 2018
Schedule of Leasehold Improvements, Furniture and Equipment
	June 30, 2020	December 31, 2019
Furniture and education equipment	$12,636	$27,125
Computer equipment and software	65,090	46,120
Leasehold improvements	65,298	83,413
	$143,024	$156,658
Less: accumulated depreciation	(74,577)	(56,001)
	$68,447	$100,656

	2019	2018
Furniture and education equipment	$27,125	$36,861
Computer equipment and software	46,120	15,529
Leasehold improvements	83,413	-
	$156,658	$52,390
Less: accumulated depreciation	(56,001)	(28,198)
	$100,656	$24,192

	As of December 31,
	2018	2017
Furniture and education equipment	$36,861	$-
Computer equipment and software	15,529	-
	$52,390	$-
Less: accumulated depreciation	(28,198)	-
	$24,192	$-

Zhongdehui (SZ) Development Co., Limited [Member]
Schedule of Leasehold Improvements, Furniture and Equipment
	As of June 30,
	2018	2017
Furniture and education equipment	$92,182	89,979
Computer equipment and software	16,001	15,619
Leasehold improvements	184,776	161,958
	$292,959	267,556
Less: accumulated depreciation	(161,709)	(78,008)
	131,250	189,548